Commitments (Future Minimum Payments Required Under Operating Lease) (Detail) (USD $)	Dec. 31, 2013
Future Minimum Payments Required Under Operating Lease [Line Items]
2014	$ 45,670
Total Minimum Lease Payments	$ 45,670